Annual Total Returns - StrategicAdvisersInternationalFund-PRO - StrategicAdvisersInternationalFund-PRO - Strategic Advisers International Fund - Strategic Advisers International Fund	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	(5.08%)
Annual Return 2015	0.78%
Annual Return 2016	0.36%
Annual Return 2017	26.22%
Annual Return 2018	(15.14%)
Annual Return 2019	24.06%
Annual Return 2020	14.88%
Annual Return 2021	10.84%
Annual Return 2022	(17.47%)
Annual Return 2023	18.22%